497(e)
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AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 25, 2010 TO THE CURRENT PROSPECTUS FOR RETIREMENT CORNERSTONE(SM) SERIES

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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.


1. In "How you can make your contributions" under "Contract features and benefits", the following is added as the final paragraph:

     If your financial professional is with a selling broker-dealer other than AXA Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

2. In "Portfolios of the Trusts" under "Contract features and benefits," please note the following investment objective changes tor the AXA Tactical Manager portfolios:


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EQ ADVISORS TRUST      OBJECTIVE
PORTFOLIO NAME
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
AXA TACTICAL MANAGER   Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower
2000-I                 volatility over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of small-capitalization companies, including securities included in the Russell 2000 Index.
-----------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER   Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower
400-I                  volatility over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of mid-capitalization companies, including securities included in the Standard & Poor's MidCap 400 Index.
-----------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER   Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower
500-I                  volatility over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of large-capitalization companies, including securities included in the Standard & Poor's 500 Composite Stock Price Index.
-----------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER   Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower
International-I        volatility over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of foreign companies, including securities included in the Morgan Stanley Capital International EAFE Index, ASX SPI 200 Index,
                       Dow Jones EURO STOXX 50 Index, FTSE 100 Index and the Tokyo Stock Price Index.
-----------------------------------------------------------------------------------------------------------------------------------

3. In "Possible changes to the Custom Selection Rules" in "Allocating your contributions" under "Contract features and benefits", the section is deleted in its entirety and replaced with the following:

     We may in the future revise the category limits, the investment limits, the categories themselves, and the investment options within each category, as well as combine the investment options within the same or in different categories (collectively, "category and investment option limits").

     If we change our Custom Selection Rules, please note the following:
     o Any amounts you have allocated among the Guaranteed benefit variable investment options will not be automatically reallocated to conform with the new Custom Selection Rules.


IM-11-22 (8/10)                                                    145390 (8/10)
RC (all Series)/IF/NB (SAR)                                              x03188

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     o    If your allocation instructions on file prior to a change to our
          Custom Selection Rules do not comply with our new Custom Selection
          Rules:
          -- you will not be automatically required to change your allocation instructions;
          -- if you make a subsequent contribution, you will not be required to change your allocation instructions;
          -- if you initiate a transfer, you will be required to change your instructions.
     o Any change to your allocation instructions must comply with our new Custom Selection Rules. Your new allocation instructions will apply to all future transactions, including subsequent contributions, transfers and rebalancing.

4. In "How withdrawals are taken from your Total account value" under "Accessing your money", the section is deleted in its entirety and replaced with the following:


     HOW WITHDRAWALS ARE TAKEN FROM YOUR TOTAL ACCOUNT VALUE

     Unless you specify otherwise, all withdrawals (other than Automatic payment plan withdrawals and lump sum withdrawals of your Annual withdrawal amount) will be taken on a pro rata basis from your Non-Guaranteed benefit variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from your Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Guaranteed benefit variable investment options. Any amounts withdrawn from the Special DCA program that were designated for the Guaranteed benefit variable investment options will reduce your Guaranteed benefit base(s).

     Automatic payment plan withdrawals (other than fixed dollar amount or fixed percentage withdrawals) and lump sum withdrawals of your Annual withdrawal amount will always be taken on a pro rata basis only from your Guaranteed benefit variable investment options.

     Fixed dollar amount or fixed percentage withdrawals are first taken on a pro rata basis from your Guaranteed benefit variable investment options. If there is insufficient value or no value in those options, we will subtract amounts from your Non-Guaranteed benefit variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from your Special DCA program.

     You may choose to have withdrawals subtracted from your contract based on the following options:

     (1) Take the entire withdrawal on a pro rata basis from the Guaranteed benefit variable investment options; or

     (2) Take the entire withdrawal from the Non-Guaranteed benefit account value, specifying which Non-Guaranteed benefit variable investment options and/or guaranteed interest option the withdrawal should be taken from; or

     (3) Request a certain portion of the withdrawal to be taken from the Guaranteed benefit variable investment options and take the remaining part of the withdrawal from the Non-Guaranteed benefit variable investment options. You must specify the investment options for the Non-Guaranteed benefit account value. The withdrawal from the Guaranteed benefit variable investment options will be taken on a pro rata basis.

     For how withdrawals affect your Guaranteed benefits, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus and Appendix VII later in this Prospectus.


5. In "Business Day" in "Dates and prices at which contract events occur" under "More information," the fourth bullet has been deleted in its entirety and replaced with the following:
     o If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions, and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

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6.   In "Distribution of the contracts" under "More information" the eighth paragraph is deleted in its entirety and replaced with the following:

     The Distributors receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

     AXA Equitable and its affiliates may directly or indirectly receive payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates thereof, for providing certain administrative, marketing, distribution and/or shareholder support services. AXA Equitable and its affiliates may receive the following types of payments:

     12B-1 FEES. AXA Equitable indirectly receives 12b-1 fees from certain unaffiliated Portfolios that range from 0.10% to 0.25% of the average daily assets of the Portfolios that are attributable to the contracts and certain other variable life and annuity contracts that our affiliates and we issue.

     ADMINISTRATIVE SERVICES FEES. AXA Equitable also receives administrative services fees from the adviser, sub-advisers, administrator or distributor (or affiliates thereof) of certain unaffiliated Portfolios. The fees paid to AXA Equitable range from 0% to 0.35% of the assets of the unaffiliated Portfolios attributable to the contract and to certain other variable life and annuity contracts that our affiliates and we issue.


RETIREMENT CORNERSTONE(SM) SERIES IS ISSUED BY AND IS A SERVICE MARK OF AXA EQUITABLE LIFE INSURANCE COMPANY (AXA EQUITABLE). CO-DISTRIBUTED BY AFFILIATES
   AXA ADVISORS, LLC AND AXA DISTRIBUTORS, LLC. 1290 AVENUE OF THE AMERICAS,
                              NEW YORK, NY 10104.

   COPYRIGHT 2010 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104
                                 (212) 554-1234

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